Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended						12 Months Ended
	Mar. 15, 2021	May 08, 2017	Dec. 16, 2020	Mar. 31, 2020	Feb. 19, 2020	May 16, 2019	Jul. 18, 2018	May 31, 2003	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 04, 2021
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares	$ 396,138
Trading description									For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500.
Ordinary shares issued for commitment fee (in Shares)									67,307
Prepaid expenses									$ 140
Number of ordinary shares issued									$ 100
Share-based compensation expense											$ 210
Exercisable annual period									3 years
Business acquisition, description				On February 25, 2019 and on March 31, 2020, the Company issued to its officers 20,858 Ordinary Shares (equivalent to $62) and 7,665 Ordinary shares (equivalent to $12), respectively, as a bonus, which was approved by the Board of Directors and shareholders.
Ordinary shares, shares authorized (in Shares)			6,000,000			400,000	4,000,000		8,000,000	6,000,000
Shares issued, Price per share (in Dollars per share)						$ 2.50
Gross proceeds						$ 1,000
Issuance expenses						$ 65
Warrants issued (in Shares)						240,000
Warrants exercise price (in Dollars per share)						$ 3.30
Warrant, description						The warrants shall be exercisable for 3.5 years and shall be subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent.
Debt instrument, description					The loan is paid in 12 monthly installments of principal and interest starting from March 2020. BOS issued to YA II warrants to purchase up to 100,000 Ordinary Shares of the Company at an exercise price of $3.00 per Ordinary Share. If at the time of exercise the shares underlying the warrants are not subject to an effective registration statement, the warrants may be exercised on a cashless basis. The warrants are exercisable for a period of two years from issuance. The Company recorded financial expenses in the amount of $30 that reflects the fair market value of the warrants.
Increase in authorized share (in Shares)			2,000,000				2,000,000		8,000,000
Increase in common shares authorized prior to amendment (in Shares)			8,000,000				6,000,000
Share based compensation options description									Each option granted under the Plan expires five years from the date of the grant.
Capital gain tax rate									25.00%
Vesting period									3 years
Share-based compensation expense									$ 65	$ 81	67
Stock Option [Member]
Shareholders' Equity (Details) [Line Items]
Share based compensation options description								the Company’s shareholders approved the adoption of the 2003 Israeli Stock Option Plan or the Plan. In December 2012, the Company’s shareholders approved a 10 year extension to the Plan, according to which the Board of Directors may grant options under the Plan through May 31, 2023. In December 2017, the shareholders approved an increase of the pool of shares reserved for issuances under the Plan, to 500,000 Ordinary Shares. In July 18, 2018, the Company’s shareholders approved (i) an increase of the number of Ordinary Shares available for issuance under the Plan, by 200,000 to a total of 700,000 Ordinary Shares, and (ii) an amendment of the Plan allowing for the grant of Ordinary Shares in addition to options.
Options still available for future grants (in Shares)									222,472
Share-based compensation expense									$ 65	$ 81	$ 67
Weighted-average grant-date fair value of options granted (in Dollars per share)									$ 2.31	$ 1.97	$ 2.58
Weighted-average grant-date fair value of unvested options (in Dollars per share)									$ 2.86
Total intrinsic value of options exercised									$ 0	$ 0
Options exercised (in Shares)									84,618	125,195
Unrecognized compensation cost related to non-vested share-based compensation arrangements									$ 85	$ 155
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Equity line (in Shares)	1,000,000
Principal amount												$ 2,000
Ya Global Member
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares		$ 2,000
Ordinary shares issued for commitment fee (in Shares)									77		23
Number of ordinary shares issued											$ 377
Ordinary shares issued for commitment fee										35
YA II [Member]
Shareholders' Equity (Details) [Line Items]
Number of ordinary shares issued										$ 465
YA II [Member] | Ruby Tech Inc [Member]
Shareholders' Equity (Details) [Line Items]
Principal amount					$ 600,000
Interest rate					8.00%
Director [Member]
Shareholders' Equity (Details) [Line Items]
Options to purchase Ordinary Shares (in Shares)											248,000
Officer [Member]
Shareholders' Equity (Details) [Line Items]
Options to purchase Ordinary Shares (in Shares)									248,000
Share-based compensation expense									$ 210